Cover	Feb. 07, 2025
Cover [Abstract]
Document Type	S-3
Amendment Flag	false
Entity Registrant Name	Lantronix, Inc.
Entity Central Index Key	0001114925
Entity Address, Address Line One	48 Discovery
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	(949)
Local Phone Number	453-3990
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Document Creation Date	Feb. 07, 2025